Significant Accounting Policies - Schedule of Cash and Cash Equivalents and Restricted Cash (Details) (10-K) - USD ($)	Sep. 30, 2019	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2017	Mar. 31, 2017	Dec. 31, 2016
Accounting Policies [Abstract]
Cash and cash equivalents	$ 1,895,389	$ 1,340,203	$ 732,542	$ 1,201,654
Restricted cash	459,234	16,934	5,692	5,692
Cash and cash equivalents and restricted cash	$ 2,354,623	$ 1,357,137	$ 738,234	$ 1,207,346	$ 7,140,904	$ 7,201